Components of Net Periodic Postretirement Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Postretirement Benefits, U.S. Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost-Benefits earned during the period			$ 5
Interest cost on the accumulated obligation	349	416	439
Prior service cost	(86)	(86)	(86)
Unrecognized losses	16	(58)	(191)
Net Pension Cost	279	272	167
Postretirement Benefits, Non-U.S. Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost-Benefits earned during the period	1,185	745	736
Interest cost on the accumulated obligation	1,188	968	925
Unrecognized losses	470	72	89
Net Pension Cost	$ 2,843	$ 1,785	$ 1,750